Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue
Revenue	€ 4,612,147	€ 4,881,454
Inter-segment eliminations
Revenue
Revenue	(470,784)	(461,798)
Care Delivery
Revenue
Revenue	3,172,689	3,327,744
Care Delivery | Segments
Revenue
Revenue	3,293,568	3,446,829
Care Delivery | Inter-segment eliminations
Revenue
Revenue	(120,879)	(119,085)
Care Delivery | United States | Segments
Revenue
Revenue	2,765,420	2,891,270
Care Delivery | International | Segments
Revenue
Revenue	528,148	555,559
Value-Based Care
Revenue
Revenue	490,370	529,491
Value-Based Care | Segments
Revenue
Revenue	490,370	529,491
Care Enablement
Revenue
Revenue	949,088	1,024,219
Care Enablement | Segments
Revenue
Revenue	1,298,993	1,366,932
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (349,905)	€ (342,713)